Leases (Details 4) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Less than 1 year	₩ 737,004	₩ 59,315
1 ~ 2 years	441,324
Total	₩ 1,178,328	₩ 59,315